Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in property, plant, and equipment:
Balance, beginning of period	€ 3,782,780
Additions - depreciation	(722,825)	€ (759,732)	€ (804,647)
Balance, ending of period	3,646,126	3,782,780
Contractual commitments for acquisition of property, plant and equipment	€ 15,472
Minimum
Changes in property, plant, and equipment:
Term of unconditional purchase agreements of property, plant and equipment	1 year
Maximum
Changes in property, plant, and equipment:
Term of unconditional purchase agreements of property, plant and equipment	3 years
Less than 1 year
Changes in property, plant, and equipment:
Contractual commitments for acquisition of property, plant and equipment	€ 12,182
Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	10,983,619	11,258,150
Foreign currency translation	382,103	(350,263)
Changes in consolidation group	(40,875)	(60,431)
Additions	646,378	647,236
Reclassifications	(97,184)	(143,340)
Disposals	(427,899)	(367,733)
Balance, ending of period	11,446,142	10,983,619	11,258,150
Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(7,200,839)	(7,105,468)
Foreign currency translation	(278,161)	228,668
Changes in consolidation group	16,583	41,577
Additions - depreciation	(722,825)	(759,732)
Impairment	(77,641)	(31,614)
Reclassifications	62,041	120,199
Disposals	400,826	305,531
Balance, ending of period	(7,800,016)	(7,200,839)	(7,105,468)
Land
Changes in property, plant, and equipment:
Balance, beginning of period	65,137
Balance, ending of period	62,677	65,137
Land | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	65,649	70,311
Foreign currency translation	(773)	(3,569)
Changes in consolidation group	(452)	(1,634)
Additions	453	1,352
Reclassifications	(835)	(249)
Disposals	(908)	(562)
Balance, ending of period	63,134	65,649	70,311
Land | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(512)	(531)
Foreign currency translation	19	53
Changes in consolidation group		2
Impairment	(340)	(37)
Reclassifications	340	(118)
Disposals	36	119
Balance, ending of period	(457)	(512)	(531)
Buildings and improvements
Changes in property, plant, and equipment:
Balance, beginning of period	1,401,651
Balance, ending of period	1,380,355	1,401,651
Buildings and improvements | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	4,306,223	4,424,685
Foreign currency translation	199,727	(164,461)
Changes in consolidation group	(10,821)	(19,307)
Additions	35,332	22,896
Reclassifications	173,622	127,230
Disposals	(123,881)	(84,820)
Balance, ending of period	4,580,202	4,306,223	4,424,685
Buildings and improvements | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(2,904,572)	(2,860,577)
Foreign currency translation	(148,407)	103,931
Changes in consolidation group	4,661	15,847
Additions - depreciation	(260,168)	(267,053)
Impairment	(32,010)	(11,616)
Reclassifications	24,597	39,197
Disposals	116,052	75,699
Balance, ending of period	(3,199,847)	(2,904,572)	(2,860,577)
Machinery and equipment
Changes in property, plant, and equipment:
Balance, beginning of period	1,931,991
Balance, ending of period	1,817,435	1,931,991
Machinery and equipment | Subject to operating leases
Changes in property, plant, and equipment:
Balance, beginning of period	873,055
Balance, ending of period	891,699	873,055
Machinery and equipment | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	6,227,695	6,400,316
Foreign currency translation	181,902	(179,190)
Changes in consolidation group	(29,366)	(34,115)
Additions	359,739	341,204
Reclassifications	(28,078)	(20,967)
Disposals	(294,745)	(279,553)
Balance, ending of period	6,417,147	6,227,695	6,400,316
Machinery and equipment | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(4,295,704)	(4,244,360)
Foreign currency translation	(129,773)	124,684
Changes in consolidation group	11,922	25,764
Additions - depreciation	(462,657)	(492,679)
Impairment	(45,291)	(19,946)
Reclassifications	37,053	81,120
Disposals	284,738	229,713
Balance, ending of period	(4,599,712)	(4,295,704)	(4,244,360)
Construction in progress
Changes in property, plant, and equipment:
Balance, beginning of period	384,001
Balance, ending of period	385,659	384,001
Construction in progress | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	384,052	362,838
Foreign currency translation	1,247	(3,043)
Changes in consolidation group	(236)	(5,375)
Additions	250,854	281,784
Reclassifications	(241,893)	(249,354)
Disposals	(8,365)	(2,798)
Balance, ending of period	385,659	384,052	€ 362,838
Construction in progress | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(51)
Changes in consolidation group		(36)
Impairment		(15)
Reclassifications	51
Balance, ending of period		(51)
Hyperinflationary economies
Changes in property, plant, and equipment:
Balance, beginning of period	99,683
Balance, ending of period	23,512	99,683
Hyperinflationary economies | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	208,695
Balance, ending of period	42,721	208,695
Hyperinflationary economies | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(109,012)
Balance, ending of period	(19,209)	(109,012)
Hyperinflationary economies | Land
Changes in property, plant, and equipment:
Balance, beginning of period	5,940
Balance, ending of period		5,940
Hyperinflationary economies | Land | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	5,940
Balance, ending of period		5,940
Hyperinflationary economies | Buildings and improvements
Changes in property, plant, and equipment:
Balance, beginning of period	37,694
Balance, ending of period	1,261	37,694
Hyperinflationary economies | Buildings and improvements | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	62,528
Balance, ending of period	1,537	62,528
Hyperinflationary economies | Buildings and improvements | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(24,834)
Balance, ending of period	(276)	(24,834)
Hyperinflationary economies | Machinery and equipment
Changes in property, plant, and equipment:
Balance, beginning of period	52,181
Balance, ending of period	22,251	52,181
Hyperinflationary economies | Machinery and equipment | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	136,341
Balance, ending of period	41,184	136,341
Hyperinflationary economies | Machinery and equipment | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(84,160)
Balance, ending of period	(18,933)	(84,160)
Hyperinflationary economies | Construction in progress
Changes in property, plant, and equipment:
Balance, beginning of period	3,868
Balance, ending of period		3,868
Hyperinflationary economies | Construction in progress | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	3,886
Balance, ending of period		3,886
Hyperinflationary economies | Construction in progress | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	€ (18)
Balance, ending of period		€ (18)